Condensed Consolidated Statements of Operations (Unaudited) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Product sales, net	$ 5,809	$ 4,251	$ 16,837	$ 8,244
Operating expenses:
Cost of goods sold	1,376	1,066	4,415	4,055
Research and development	540	10,391	25,032	33,129
Selling and marketing	3,854	12,705	43,951	113,152
General and administrative	3,618	9,018	27,563	24,709
Total operating expenses	9,388	33,180	100,961	175,045
Loss from operations	(3,579)	(28,929)	(84,124)	(166,801)
Other income (expense):
Interest income	18	1	85	15
Other expense	(318)	(471)	(2,087)	(4,732)
Gain on issuance of financial instruments, net
Gain on issuance of financial instruments, net	(84)	(852)	(72,993)
Change in fair value of financial instruments	1,612	(1,634)	82,465	(33,657)
Total other income (expense), net	1,228	(2,956)	7,470	(38,374)
Loss before income tax	(2,351)	(31,885)	(76,654)	(205,175)
Income tax expense	(3)	(3)	(44)	(17)
Net loss	(2,354)	(31,888)	(76,698)	(205,192)
Series B-1 and B-2 convertible preferred stock deemed dividends			(1,316)	(1,047)
Convertible preferred stock deemed dividends		(81)
Net loss attributable to common stockholders	$ (2,354)	$ (31,969)	$ (78,014)	$ (206,239)
Net loss per share attributable to common stockholders, basic and diluted	$ (1.85)	$ (360.25)	$ (167.42)	$ (2,954.20)
Weighted-average shares used to compute net loss per share attributable to common stockholders, basic and diluted	1,271,524	88,741	465,967	69,812